Tangible fixed assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Tangible fixed assets
Balance, at the beginning of the year	$ 1,888,583
Balance, at the end of the year	1,677,771	$ 1,888,583
Cost
Tangible fixed assets
Balance, at the beginning of the year	2,685,184	2,876,548
Additions, net	3,358	13,443
Disposals		(190,295)
Transfer under Vessels held for sale	(324,034)
Fully amortized dry-docking component		(14,512)
Balance, at the end of the year	2,364,508	2,685,184
Accumulated depreciation and impairment loss
Tangible fixed assets
Balance, at the beginning of the year	(796,601)	(669,930)
Depreciation	(68,264)	(81,937)
Disposals		44,731
Impairment loss on vessels	(4,444)	(103,977)
Transfer under Vessels held for sale	182,572
Fully amortized dry-docking component		14,512
Balance, at the end of the year	(686,737)	(796,601)
Vessels
Tangible fixed assets
Balance, at the beginning of the year	1,884,494
Balance, at the end of the year	1,672,159	1,884,494
Vessels | Cost
Tangible fixed assets
Balance, at the beginning of the year	2,681,095	2,873,829
Additions, net	1,835	12,073
Disposals		(190,295)
Transfer under Vessels held for sale	(324,034)
Fully amortized dry-docking component		(14,512)
Balance, at the end of the year	2,358,896	2,681,095
Vessels | Accumulated depreciation and impairment loss
Tangible fixed assets
Balance, at the beginning of the year	(796,601)	(669,930)
Depreciation	(68,264)	(81,937)
Disposals		44,731
Impairment loss on vessels	(4,444)	(103,977)
Transfer under Vessels held for sale	182,572
Fully amortized dry-docking component		14,512
Balance, at the end of the year	(686,737)	(796,601)
Other tangible assets
Tangible fixed assets
Balance, at the beginning of the year	4,089
Balance, at the end of the year	5,612	4,089
Other tangible assets | Cost
Tangible fixed assets
Balance, at the beginning of the year	4,089	2,719
Additions, net	1,523	1,370
Balance, at the end of the year	$ 5,612	$ 4,089